Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Diluted	38,800,974	26,160,750	24,124,884